Fidelity® Variable Insurance Products

Investor Class

Money Market Portfolio

Summary Prospectus

April 30, 2014

As Revised January 30, 2015

Fund Summary

Fund/Class:
VIP Money Market Portfolio/Investor Class

Investment Objective

The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees (fees paid directly from your investment)	Not Applicable

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.17%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.11%
Total annual operating expenses	0.28%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

1 year	$ 29
3 years	$ 90
5 years	$ 157
10 years	$ 356

Principal Investment Strategies

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

The Board of Trustees has approved, subject to shareholder approval, a proposal to modify Money Market Portfolio's fundamental concentration policy so that the fund would be prohibited from investing more than 25% of its total assets in the financial services industry. A meeting of shareholders of Money Market Portfolio will be held on May 12, 2015, to vote on this proposal. If approved by shareholders, the fund will make other changes necessary to operate as a government money market fund, including (ii) adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully and (ii) changing its name to "Government Money Market Portfolio." If approved, the fund currently anticipates that these changes will take effect in the fourth quarter of 2015.

Shareholders should read the proxy statement, which contains important information relating to the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-208-0098. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.

Summary Prospectus

  Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns

Calendar Years	2006	2007	2008	2009	2010	2011	2012	2013
	4.81%	5.15%	3.00%	0.70%	0.22%	0.09%	0.11%	0.02%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.28%	September 30, 2007
Lowest Quarter Return	0.00%	December 31, 2013

Average Annual Returns

For the periods ended December 31, 2013	Past 1 year	Past 5 years	Life of classA
Investor Class	0.02%	0.23%	1.84%

A From July 21, 2005.

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Purchase and Sale of Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Summary Prospectus

Fund Summary - continued

The fund has no minimum investment requirement.

Tax Information

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus. Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2015 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.907894.107 VMMKT-SUM-0414-02

Fidelity® Variable Insurance Products

Initial Class, Service Class, and Service Class 2

Money Market Portfolio

Summary Prospectus

April 30, 2014

As Revised January 30, 2015

Fund Summary

Fund/Class:
VIP Money Market Portfolio/Initial Class, Service Class, Service Class 2

Investment Objective

The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees (fees paid directly from your investment)	Not Applicable

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	0.17%	0.17%	0.17%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.09%	0.09%	0.09%
Total annual operating expenses	0.26%	0.36%	0.51%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Initial Class

Service Class

Service Class 2

1 year	$ 27	$ 37	$ 52
3 years	$ 84	$ 116	$ 164
5 years	$ 146	$ 202	$ 285
10 years	$ 331	$ 456	$ 640

Principal Investment Strategies

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

The Board of Trustees has approved, subject to shareholder approval, a proposal to modify Money Market Portfolio's fundamental concentration policy so that the fund would be prohibited from investing more than 25% of its total assets in the financial services industry. A meeting of shareholders of Money Market Portfolio will be held on May 12, 2015, to vote on this proposal. If approved by shareholders, the fund will make other changes necessary to operate as a government money market fund, including (ii) adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully and (ii) changing its name to "Government Money Market Portfolio." If approved, the fund currently anticipates that these changes will take effect in the fourth quarter of 2015.

Shareholders should read the proxy statement, which contains important information relating to the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-208-0098. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

Summary Prospectus

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns

Calendar Years	2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
	1.21%	3.03%	4.87%	5.21%	3.02%	0.72%	0.24%	0.11%	0.14%	0.03%

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	1.29%	September 30, 2007
Lowest Quarter Return	0.00%	December 31, 2013

Average Annual Returns

For the periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Initial Class	0.03%	0.25%	1.84%
Service Class	0.01%	0.17%	1.75%
Service Class 2	0.01%	0.12%	1.65%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Purchase and Sale of Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

Summary Prospectus

Fund Summary - continued

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

The fund has no minimum investment requirement.

Tax Information

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus. Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2015 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.907893.107 VMM-SUM-0414-02